Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Restructuring Charges

NOTE O — Restructuring Charges

In December 2010, CTS implemented a restructuring plan to realign and consolidate certain operations for the purpose of improving its cost structure. The implementation of this plan resulted in the elimination of approximately 80 positions and the write-off of certain inventory and long-lived assets during the fourth quarter of 2010. The implementation was substantially completed by the end of December 2010.

The following table displays the planned restructuring and restructuring-related charges associated with the restructuring plan as well as a summary of the actual costs incurred through December 31, 2010:

($ in millions) December 2010 Plan	Planned Costs	Actual Incurred Through December 31, 2010
Workforce reduction	$1.3	$1.3
Asset impairments	0.3	0.1

Restructuring charge	1.6	1.4

Other costs	0.3	0.3

Restructuring-related costs	0.3	0.3

Total restructuring and restructuring-related costs	$1.9	$1.7

Of the $1.9 million planned restructuring costs, $1.1 million relates to the Components and Sensors segment and $0.8 million relates to EMS. Of the restructuring and restructuring-related costs incurred, $1.0 million relates to the Components and Sensors segment and $0.7 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings and the restructuring-related costs are included in cost of goods sold.

The following table displays the restructuring reserve activity related to the implementation of this restructuring plan:

($ in millions) December 2010 Plan
Restructuring liability at January 1, 2010	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.3
Cost paid	(1.3)
Restructuring liability at December 31, 2011	$—

During April 2011, CTS initiated certain restructuring actions to reorganize certain operations to further improve its cost structure. These actions resulted in the elimination of approximately 30 positions. The following table displays the planned restructuring and restructuring-related charges with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) April 2011 Plan	Planned Costs	Actual incurred through December 31, 2011
Workforce reduction	$0.8	$0.7
Total restructuring charge	$0.8	$0.7

Of the restructuring charges incurred, $0.5 million relates to the Components and Sensors segment and $0.2 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings. These restructuring actions ended in the second quarter of 2011.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) April 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	0.7

Cost paid	(0.7)

Restructuring liability at December 31, 2011	$—

In October 2011, CTS announced plans to realign certain manufacturing operations and eliminate approximately 100 net positions during the fourth quarter of 2011. As of December 31, 2011, the realignment plans were substantially complete.

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) October 2011 Plan	Planned Costs	Actual Incurred Through December 31, 2011
Workforce reduction	$2.2	$2.2
Restructuring charge	2.2	2.2
Equipment relocation	0.2	0.2
Restructuring-related costs	0.2	0.2
Total restructuring and restructuring-related costs	$2.4	$2.4

Of the restructuring and restructuring-related costs incurred, $2.1 million relates to the Components and Sensors segment and $0.3 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings and the restructuring-related costs are included in cost of goods sold. Restructuring actions were substantially completed at December 31, 2011.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) October 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges	2.2

Cost paid	(2.2)
Restructuring liability at December 31, 2012	$—

During June 2012, CTS initiated certain restructuring actions to reorganize certain operations to further improve its cost structure. These actions resulted in the elimination of approximately 250 positions. These actions were substantially completed by the middle of the fourth quarter of 2012. The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2012:

($ in millions) June 2012 Plan	Planned Costs	Actual Incurred Through December 31, 2012
Workforce reduction	$2.1	$2.0
Asset impairment charge	1.2	1.4
Other charge	0.1	0.2
Restructuring and impairment charges	$3.4	$3.6
Inventory write-down	$0.6	$0.7
Equipment relocation	0.5	0.3
Other charges	0.5	0.6
Restructuring-related charges	$1.6	$1.6
Total restructuring and restructuring-related charges	5.0	5.2

Of the restructuring and restructuring-related charges incurred, $2.1 million relates to the Components and Sensors segment and $3.1 million relates to the EMS segment. Restructuring and impairment charges are reported on a separate line on the Consolidated Statements of Earnings. Restructuring-related charges are reported as a component of Cost of Goods Sold on the Consolidated Statements of Earnings.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) June 2012 Plan
Restructuring liability at April 1, 2012	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	3.1

Cost paid	(3.0)

Restructuring liability at December 31, 2012	$0.1

Included in the restructuring activities discussed above, CTS consolidated its operations from the United Kingdom (“UK”) EMS manufacturing facility and the Tucson, AZ Components and Sensors facility into other facilities. The EMS operations at the UK EMS facility were transferred to CTS’ EMS facilities located in Londonderry, New Hampshire and Matamoros, Mexico. The Components and Sensors operations at the Tucson, AZ facility were transferred to CTS’ Components and Sensors facility located in Albuquerque, New Mexico.

During December of 2012, CTS further realigned its operations to suit the business needs of the Company. These realignment actions will result in the elimination of approximately 190 positions. These actions are expected to be substantially complete by the end of the first quarter of 2013. The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2012:

($ in millions) December 2012 Plan	Planned Costs	Actual incurred through December 31, 2012
Workforce reduction	$1.7	$1.4
Asset impairment charge	1.1	1.1
Other charge	0.3	0.3
Restructuring and impairment charges	$3.1	$2.8
Inventory write-down	$0.5	$0.5
Equipment relocation	0.1	—
Other charges	0.4	0.1
Restructuring-related charges	$1.0	$0.6
Total restructuring and restructuring-related charges	4.1	3.4

Of the restructuring and restructuring-related charges incurred, $2.4 million relates to the Components and Sensors segment and $1.0 million relates to the EMS segment. Restructuring and impairment charges are reported on a separate line on the Consolidated Statements of Earnings. Restructuring-related charges are reported as a component of Cost of Goods Sold on the Consolidated Statements of Earnings.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) December 2012 Plan
Restructuring liability at October 1, 2012	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.8

Cost paid	(0.2)
Restructuring liability at December 31, 2012	$1.6